Outstanding Long-Term Debt Obligations (Parenthetical) (Detail) (Capital Lease Obligations)	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations average rate	4.00%	8.10%